Schedule I - Condensed Financial Information of Dryships Inc. - Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 566,242	$ 595,142	$ 341,950	$ 251,143
Restricted cash	92,694	94,170
Due from related parties	38,221	39,023
Other current assets	125,464	133,875
Total current assets	1,227,277	1,184,199
NON-CURRENT ASSETS:
Total assets	10,371,603	10,123,692	8,878,491
CURRENT LIABILITIES:
Current portion of long-term debt	1,165,021	1,660,168
Financial instruments	30,447	47,740
Due to related parties	12,717	611
Total current liabilities	1,621,760	2,171,714
NON-CURRENT LIABILITIES
Long-term debt, net of current portion	4,352,592	3,907,835
Financial instruments	10,420	26,086
Total non-current liabilities	4,459,455	4,120,280
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and 2014; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2013 and 2014, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2013 and 2014; 432,654,477 and 706,064,321 shares issued and outstanding at December 31, 2013 and 2014, respectively	7,060	4,326
Treasury stock; $0.01 par value; 21,000,000 and 36,100,000 shares at December 31, 2013 and 2014, respectively	(361)	(210)
Additional paid-in capital	3,249,376	2,824,702
Accumulated other comprehensive loss	(6,622)	(6,062)
Accumulated deficit	(256,632)	(209,120)
Total stockholders' equity	2,992,821	2,613,636
Total liabilities and stockholders' equity	10,371,603	10,123,692
Dryships Inc.
CURRENT ASSETS:
Cash and cash equivalents	119	81	45,619	391
Restricted cash	4,043	232
Due from related parties	23,223	21,223
Other current assets	116	664
Total current assets	27,501	22,200
NON-CURRENT ASSETS:
Investments in subsidiaries (eliminated in consolidation)	4,900,142	4,842,130
Total non-current assets	4,900,142	4,842,130
Total assets	4,927,643	4,864,330
CURRENT LIABILITIES:
Current portion of long-term debt	487,445	820,820
Due to subsidiaries (eliminated in consolidation)	1,428,489	1,405,024
Financial instruments	8,725	10,289
Due to related parties	2,194	51
Other current liabilities	6,175	6,596
Total current liabilities	1,933,028	2,242,780
NON-CURRENT LIABILITIES
Financial instruments	1,794	8,417
Total non-current liabilities	1,794	8,417
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and 2014; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2013 and 2014, respectively	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2013 and 2014; 432,654,477 and 706,064,321 shares issued and outstanding at December 31, 2013 and 2014, respectively	7,060	4,326
Treasury stock; $0.01 par value; 21,000,000 and 36,100,000 shares at December 31, 2013 and 2014, respectively	(361)	(210)
Additional paid-in capital	3,249,376	2,824,702
Accumulated other comprehensive loss	(6,622)	(6,062)
Accumulated deficit	(256,632)	(209,623)
Total stockholders' equity	2,992,821	2,613,133
Total liabilities and stockholders' equity	$ 4,927,643	$ 4,864,330